Commitments and Contingencies (Tables)	2 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Summary of expected future minimum contracted revenues over the non-cancellable period of the time charters
Period ending September 30
2013	18,315,850

2014	8,870,650

Total	27,186,500

Summary of expected estimated future contracted revenues over the lease term
Period ending September 30

2013	18,315,850

2014	25,221,500

2015	25,221,500

2016	25,290,600

2017	8,801,500

Total	102,851,000

Summary of Company's capital commitments
Period ending September 30

2013	20,945,000

Total	20,945,000